Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
	Linde plc	91,991	29,868
	Newmont Corp.	142,853	9,693
	Air Products and Chemicals Inc.	39,376	9,693
	Dow Inc.	131,285	8,925
	Nucor Corp.	48,490	6,423
	International Flavors & Fragrances Inc.	45,435	6,005
	Fastenal Co.	101,711	5,448
	Albemarle Corp.	20,685	5,387
	LyondellBasell Industries NV Class A	46,177	5,276
	Mosaic Co.	66,185	4,146
	CF Industries Holdings Inc.	38,085	3,762
	International Paper Co.	68,516	3,320
	Steel Dynamics Inc.	33,588	2,868
	FMC Corp.	22,496	2,757
	Avery Dennison Corp.	14,771	2,549
	Reliance Steel & Aluminum Co.	11,132	2,164
*	Cleveland-Cliffs Inc.	79,479	1,842
	Huntsman Corp.	37,082	1,344
	Royal Gold Inc.	11,682	1,321
	United States Steel Corp.	46,137	1,157
	Valvoline Inc.	32,365	1,083
	Ashland Global Holdings Inc.	8,988	962
*	Livent Corp.	29,029	923
*	Univar Solutions Inc.	29,598	909
	Element Solutions Inc.	41,590	885
	UFP Industries Inc.	10,700	826
	Avient Corp.	16,149	794
	Westlake Corp.	5,750	760
	Cabot Corp.	9,796	741
	Balchem Corp.	5,801	722
	Scotts Miracle-Gro Co.	7,601	719
	Sensient Technologies Corp.	7,438	650
	Boise Cascade Co.	7,008	542
*	MP Materials Corp.	13,289	524
*	Arconic Corp.	18,418	518
*	Ingevity Corp.	6,899	481
	Hecla Mining Co.	96,644	456
	Stepan Co.	3,939	442
	Innospec Inc.	4,246	433
	Minerals Technologies Inc.	5,804	384
	Quaker Chemical Corp.	2,366	370

		Shares	Market Value ($000)
	Tronox Holdings plc Class A	20,215	364
*	GCP Applied Technologies Inc.	11,605	361
*	Sylvamo Corp.	6,691	339
	NewMarket Corp.	1,014	334
	Trinseo plc	6,543	309
	Kaiser Aluminum Corp.	2,630	269
	Compass Minerals International Inc.	5,628	253
	Orion Engineered Carbons SA	11,441	221
*	Coeur Mining Inc.	47,019	183
*	Piedmont Lithium Inc.	2,823	183
*	Century Aluminum Co.	9,132	108
	Neenah Inc.	2,744	104
*	Amyris Inc.	30,400	77
			131,177
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	77,403	186,092
*	Tesla Inc.	148,290	112,442
	Home Depot Inc.	186,095	56,340
	Costco Wholesale Corp.	78,738	36,709
*	Walt Disney Co.	323,596	35,738
	McDonald's Corp.	133,072	33,562
	NIKE Inc. Class B	220,681	26,228
	Lowe's Cos. Inc.	120,097	23,455
*	Booking Holdings Inc.	7,268	16,306
	Starbucks Corp.	205,011	16,093
*	Netflix Inc.	77,073	15,217
	Target Corp.	85,333	13,814
	TJX Cos. Inc.	212,511	13,509
	Activision Blizzard Inc.	137,560	10,713
	Estee Lauder Cos. Inc. Class A	40,876	10,409
	Ford Motor Co.	697,210	9,538
	Dollar General Corp.	41,583	9,162
	Marriott International Inc. Class A	48,368	8,299
*	AutoZone Inc.	3,675	7,569
*	O'Reilly Automotive Inc.	11,846	7,548
*	Warner Bros Discovery Inc.	394,621	7,281
	Electronic Arts Inc.	49,745	6,897
	Hilton Worldwide Holdings Inc.	48,768	6,869
*	Uber Technologies Inc.	287,779	6,676
*	MercadoLibre Inc.	8,396	6,598
*	Dollar Tree Inc.	39,624	6,353
	Yum! Brands Inc.	51,483	6,254
*	Lululemon Athletica Inc.	20,250	5,927
	eBay Inc.	111,583	5,431
	Ross Stores Inc.	62,636	5,325
*	Aptiv plc	47,989	5,098
*	Ulta Beauty Inc.	9,389	3,972
	Lennar Corp. Class A	48,283	3,875
	Tractor Supply Co.	20,220	3,788
	Paramount Global Class B	103,717	3,561
	Best Buy Co. Inc.	42,754	3,508
*	Take-Two Interactive Software Inc.	27,821	3,465
	Yum China Holdings Inc.	76,087	3,459
	Genuine Parts Co.	24,687	3,375
*	Expedia Group Inc.	25,755	3,331
	VF Corp.	57,735	2,913
*	CarMax Inc.	29,188	2,897
	Garmin Ltd.	27,089	2,861

		Shares	Market Value ($000)
	Darden Restaurants Inc.	22,614	2,827
	Omnicom Group Inc.	37,172	2,773
*	Spotify Technology SA	24,572	2,771
	Pool Corp.	6,914	2,756
	LKQ Corp.	48,351	2,485
*	Liberty Media Corp.-Liberty Formula One Class C	39,062	2,433
*	NVR Inc.	540	2,403
	Fox Corp. Class A	66,662	2,367
*	Live Nation Entertainment Inc.	24,594	2,338
	Domino's Pizza Inc.	6,419	2,331
*	Royal Caribbean Cruises Ltd.	39,028	2,266
	Interpublic Group of Cos. Inc.	69,806	2,250
*	Carnival Corp.	153,631	2,132
	Advance Auto Parts Inc.	11,058	2,099
	Hasbro Inc.	22,981	2,063
	PulteGroup Inc.	44,596	2,018
*	Burlington Stores Inc.	11,922	2,006
	Service Corp. International	28,097	1,968
	Whirlpool Corp.	10,219	1,883
*	Etsy Inc.	22,571	1,831
	Vail Resorts Inc.	7,003	1,766
	BorgWarner Inc.	42,965	1,732
	Bath & Body Works Inc.	41,943	1,721
	Williams-Sonoma Inc.	12,922	1,653
	Lithia Motors Inc. Class A	5,348	1,628
	Tapestry Inc.	47,045	1,623
	Nielsen Holdings plc	63,081	1,612
	News Corp. Class A	90,357	1,572
	Lear Corp.	10,918	1,539
*	Liberty Media Corp.-Liberty SiriusXM Class A	35,261	1,457
	Newell Brands Inc.	67,259	1,442
	Rollins Inc.	40,393	1,432
*,1	GameStop Corp. Class A	11,479	1,432
	Aramark	41,432	1,428
*	BJ's Wholesale Club Holdings Inc.	24,178	1,399
*	Coupang Inc. Class A	103,333	1,396
*	Avis Budget Group Inc.	7,321	1,393
*	Floor & Decor Holdings Inc. Class A	18,166	1,370
	Gentex Corp.	42,264	1,314
	Wyndham Hotels & Resorts Inc.	16,363	1,311
*	Deckers Outdoor Corp.	4,813	1,293
*	Five Below Inc.	9,874	1,289
*	Capri Holdings Ltd.	26,179	1,276
	Macy's Inc.	53,465	1,264
	Nexstar Media Group Inc. Class A	7,155	1,254
	Autoliv Inc.	15,424	1,235
*	Southwest Airlines Co.	26,424	1,212
*	Delta Air Lines Inc.	29,031	1,210
	Marriott Vacations Worldwide Corp.	7,536	1,113
*	Norwegian Cruise Line Holdings Ltd.	66,132	1,059
*	SiteOne Landscape Supply Inc.	7,824	1,051
*	Planet Fitness Inc. Class A	14,849	1,045
	H&R Block Inc.	29,380	1,035
	New York Times Co. Class A	29,808	1,028
	Kohl's Corp.	24,654	994
*	Bright Horizons Family Solutions Inc.	10,960	992
[1]	Sirius XM Holdings Inc.	154,441	988
	Toll Brothers Inc.	19,292	974

		Shares	Market Value ($000)
	Harley-Davidson Inc.	27,646	973
	Texas Roadhouse Inc. Class A	12,298	959
*	Terminix Global Holdings Inc.	22,070	958
*	IAA Inc.	24,380	952
*	Skechers U.S.A. Inc. Class A	24,087	949
*	Lyft Inc. Class A	52,481	928
	Leggett & Platt Inc.	23,333	914
*	RH	3,125	906
*	AutoNation Inc.	7,474	894
	Tempur Sealy International Inc.	33,818	892
	PVH Corp.	12,330	874
	TEGNA Inc.	39,394	863
	Ralph Lauren Corp.	8,217	831
*	Wayfair Inc. Class A	13,619	809
*	Hyatt Hotels Corp. Class A	9,043	799
	Choice Hotels International Inc.	6,228	796
	Travel + Leisure Co.	15,297	782
*	Helen of Troy Ltd.	4,149	768
*	Asbury Automotive Group Inc.	4,121	747
*	Peloton Interactive Inc. Class A	53,088	741
	Hanesbrands Inc.	61,625	731
	Thor Industries Inc.	9,488	721
*	YETI Holdings Inc.	15,396	704
*	Hilton Grand Vacations Inc.	15,178	694
*	United Airlines Holdings Inc.	14,320	682
*	Goodyear Tire & Rubber Co.	49,926	645
*	Fox Factory Holding Corp.	7,839	643
*	Grand Canyon Education Inc.	7,197	642
*	Taylor Morrison Home Corp. Class A	22,044	639
*	Adient plc	17,807	630
	Penske Automotive Group Inc.	5,385	620
	Signet Jewelers Ltd.	9,753	581
*	Madison Square Garden Sports Corp.	3,523	577
	Wendy's Co.	30,937	577
*	Meritage Homes Corp.	6,717	573
	Carter's Inc.	7,418	572
*	Crocs Inc.	10,256	572
*	Leslie's Inc.	28,790	559
*,1	QuantumScape Corp. Class A	43,616	558
*	Victoria's Secret & Co.	13,470	555
*	Ollie's Bargain Outlet Holdings Inc.	11,530	542
	Steven Madden Ltd.	14,459	538
	Foot Locker Inc.	16,214	535
	Columbia Sportswear Co.	6,706	522
	LCI Industries	4,367	522
*	American Airlines Group Inc.	29,062	519
*	Visteon Corp.	4,570	513
	Papa John's International Inc.	5,826	513
*	Sonos Inc.	23,075	511
	World Wrestling Entertainment Inc. Class A	7,627	509
	Nordstrom Inc.	19,175	507
	Group 1 Automotive Inc.	2,823	507
*	Farfetch Ltd. Class A	55,690	500
*	Skyline Champion Corp.	9,336	496
*	SeaWorld Entertainment Inc.	9,074	492
	KB Home	14,234	491
*	Under Armour Inc. Class C	50,529	490
	Graham Holdings Co. Class B	781	479

		Shares	Market Value ($000)
	Cracker Barrel Old Country Store Inc.	4,640	473
*	Chegg Inc.	23,891	465
*	Dorman Products Inc.	4,605	465
	Fox Corp. Class B	14,212	465
*	Carvana Co.	15,585	459
*,1	Luminar Technologies Inc. Class A	43,482	450
*	Coty Inc. Class A	63,114	447
*	Sabre Corp.	57,258	430
*	TripAdvisor Inc.	17,183	427
*	Callaway Golf Co.	19,417	422
*	National Vision Holdings Inc.	14,964	421
*	Liberty Media Corp.-Liberty SiriusXM Class C	10,227	420
*	Gentherm Inc.	6,042	417
	Wingstop Inc.	5,202	414
*	Boot Barn Holdings Inc.	5,066	409
*	Six Flags Entertainment Corp.	13,849	406
	Dana Inc.	24,447	405
	Rush Enterprises Inc. Class A	7,685	392
	MillerKnoll Inc.	12,739	385
*	Frontdoor Inc.	15,496	383
	Gap Inc.	34,738	383
	MDC Holdings Inc.	9,998	382
*	LGI Homes Inc.	3,900	382
*	Tri Pointe Homes Inc.	17,806	375
	Kontoor Brands Inc.	9,188	368
	John Wiley & Sons Inc. Class A	6,932	367
*	Cavco Industries Inc.	1,632	363
	PriceSmart Inc.	4,598	362
*	KAR Auction Services Inc.	20,369	325
	American Eagle Outfitters Inc.	26,076	316
*	Cinemark Holdings Inc.	18,494	314
	Bloomin' Brands Inc.	14,839	313
*	Shake Shack Inc. Class A	6,441	313
*	Adtalem Global Education Inc.	9,362	305
*	Madison Square Garden Entertainment Corp.	4,500	305
	Wolverine World Wide Inc.	14,180	303
	Rent-A-Center Inc.	10,848	299
*	ODP Corp.	7,806	298
*	Driven Brands Holdings Inc.	10,300	298
*	Playtika Holding Corp.	19,512	289
*	Knowles Corp.	14,864	286
	Century Communities Inc.	5,200	283
	Winnebago Industries Inc.	5,724	283
*,1	Fisker Inc. Class A	27,174	282
	Gray Television Inc.	13,675	270
	Strategic Education Inc.	4,061	267
*	Sally Beauty Holdings Inc.	17,544	266
*	PROG Holdings Inc.	9,106	266
	HNI Corp.	6,953	265
*	Central Garden & Pet Co. Class A	6,206	263
	Monro Inc.	5,461	259
*	Alaska Air Group Inc.	5,337	258
	Cheesecake Factory Inc.	7,827	256
	Jack in the Box Inc.	3,657	250
*	Under Armour Inc. Class A	23,303	247
*	iHeartMedia Inc. Class A	20,306	240
*	Urban Outfitters Inc.	11,027	232
	Laureate Education Inc. Class A	18,255	232

		Shares	Market Value ($000)
*	MakeMyTrip Ltd.	8,263	229
*	Overstock.com Inc.	7,371	228
	Qurate Retail Inc. Class A	62,576	226
	Oxford Industries Inc.	2,441	223
	Acushnet Holdings Corp.	5,465	222
	Inter Parfums Inc.	2,995	221
*	iRobot Corp.	4,568	217
	Dine Brands Global Inc.	2,864	210
*	Coursera Inc.	12,300	208
	La-Z-Boy Inc.	8,038	205
*	Lions Gate Entertainment Corp. Class B	21,472	202
	Steelcase Inc. Class A	16,401	201
*	AMC Networks Inc. Class A	5,000	196
*	Abercrombie & Fitch Co. Class A	9,306	190
	Scholastic Corp.	5,051	190
	Matthews International Corp. Class A	5,638	182
*	Sleep Number Corp.	3,929	180
*	G-III Apparel Group Ltd.	6,785	170
*	JetBlue Airways Corp.	15,321	165
	Buckle Inc.	4,769	157
*	Mister Car Wash Inc.	12,900	157
*	Petco Health & Wellness Co. Inc. Class A	9,500	152
	Guess? Inc.	7,038	147
*	IMAX Corp.	8,488	147
*	Bed Bath & Beyond Inc.	16,541	143
*	Cardlytics Inc.	5,485	142
*	EW Scripps Co. Class A	8,770	139
*	American Axle & Manufacturing Holdings Inc.	16,965	138
	Big Lots Inc.	5,168	127
	Aaron's Co. Inc.	6,294	123
*	Stitch Fix Inc. Class A	14,000	119
*	Liberty Media Corp.-Liberty Braves Class C	4,761	117
*	Figs Inc. Class A	12,912	115
*	Children's Place Inc.	2,391	114
*	2U Inc.	11,900	111
*	Allegiant Travel Co.	683	102
*	Copa Holdings SA Class A	1,435	101
*	Lions Gate Entertainment Corp. Class A	9,172	94
*	Spirit Airlines Inc.	4,356	91
*	Liberty Media Corp.-Liberty Braves Class A	3,335	85
*	Selectquote Inc.	28,800	84
*	WW International Inc.	8,700	62
*	SkyWest Inc.	1,729	47
			920,584
Consumer Staples (5.7%)
	Procter & Gamble Co.	428,773	63,407
	Coca-Cola Co.	691,684	43,839
	PepsiCo Inc.	246,090	41,282
	CVS Health Corp.	234,389	22,677
	Mondelez International Inc. Class A	245,412	15,598
	Colgate-Palmolive Co.	148,659	11,716
	Archer-Daniels-Midland Co.	99,042	8,995
	McKesson Corp.	26,734	8,787
	Corteva Inc.	130,121	8,148
	Kimberly-Clark Corp.	60,037	7,986
	Sysco Corp.	91,055	7,665
	General Mills Inc.	107,276	7,493
	Kroger Co.	129,936	6,883

		Shares	Market Value ($000)
*	Monster Beverage Corp.	66,158	5,896
	Walgreens Boots Alliance Inc.	127,814	5,602
	Hershey Co.	26,041	5,513
	Kraft Heinz Co.	124,217	4,699
	Tyson Foods Inc. Class A	51,193	4,587
	Keurig Dr Pepper Inc.	124,371	4,321
	McCormick & Co. Inc. (Non-Voting)	44,472	4,123
	AmerisourceBergen Corp.	26,529	4,106
	Church & Dwight Co. Inc.	43,365	3,906
	Clorox Co.	21,818	3,172
	Kellogg Co.	45,269	3,157
	Bunge Ltd.	24,411	2,888
	Conagra Brands Inc.	83,182	2,736
	Hormel Foods Corp.	50,074	2,437
	J M Smucker Co.	18,843	2,362
*	Darling Ingredients Inc.	28,693	2,298
	Coca-Cola Europacific Partners plc	35,994	1,912
	Lamb Weston Holdings Inc.	26,001	1,757
	Campbell Soup Co.	34,989	1,676
*	US Foods Holding Corp.	39,408	1,305
	Ingredion Inc.	12,270	1,162
	Flowers Foods Inc.	33,198	916
	Albertsons Cos. Inc. Class A	28,857	882
*	Post Holdings Inc.	10,209	840
	Sanderson Farms Inc.	3,484	695
	Spectrum Brands Holdings Inc.	7,409	650
*	Celsius Holdings Inc.	9,435	633
*	Grocery Outlet Holding Corp.	16,279	623
*	Simply Good Foods Co.	15,428	617
*	Freshpet Inc.	8,023	577
*	Sprouts Farmers Market Inc.	20,978	568
*	Hostess Brands Inc. Class A	25,300	538
*	Nomad Foods Ltd.	25,092	524
	WD-40 Co.	2,531	478
	Coca-Cola Consolidated Inc.	832	470
	Lancaster Colony Corp.	3,450	421
*	United Natural Foods Inc.	9,806	416
*	Hain Celestial Group Inc.	15,400	406
*	Herbalife Nutrition Ltd.	17,769	387
	Nu Skin Enterprises Inc. Class A	8,245	385
	J & J Snack Foods Corp.	2,706	347
*	TreeHouse Foods Inc.	8,254	339
	Energizer Holdings Inc.	11,204	336
	Edgewell Personal Care Co.	9,157	333
	Medifast Inc.	1,965	328
	Cal-Maine Foods Inc.	6,779	324
	B&G Foods Inc.	11,855	268
*,1	Beyond Meat Inc.	9,806	259
	Reynolds Consumer Products Inc.	8,900	242
*	Beauty Health Co.	15,118	216
	Weis Markets Inc.	2,928	215
	National Beverage Corp.	4,186	208
	Fresh Del Monte Produce Inc.	6,591	168
*	USANA Health Sciences Inc.	2,222	156
	ACCO Brands Corp.	18,986	143
	Calavo Growers Inc.	2,448	83

		Shares	Market Value ($000)
	Tootsie Roll Industries Inc.	2,140	71
*	GrowGeneration Corp.	9,600	49
			339,202
Energy (0.2%)
*	Enphase Energy Inc.	23,105	4,302
*	SolarEdge Technologies Inc.	9,304	2,538
*	Plug Power Inc.	91,048	1,682
*	First Solar Inc.	19,061	1,346
*,1	ChargePoint Holdings Inc.	40,703	521
	Arcosa Inc.	9,052	479
*	Renewable Energy Group Inc.	7,643	469
*	Ameresco Inc. Class A	5,300	311
*	FuelCell Energy Inc.	62,754	257
*	SunPower Corp.	13,565	240
*	Array Technologies Inc.	21,706	240
*	Stem Inc.	19,306	167
			12,552
Financials (11.5%)
	JPMorgan Chase & Co.	523,087	69,168
	Bank of America Corp.	1,266,368	47,109
	S&P Global Inc.	61,737	21,576
	Morgan Stanley	235,597	20,294
	Goldman Sachs Group Inc.	58,299	19,055
	Citigroup Inc.	353,494	18,880
	Charles Schwab Corp.	268,007	18,787
	BlackRock Inc.	25,529	17,081
	Chubb Ltd.	76,343	16,131
	Blackstone Inc.	124,830	14,704
	Marsh & McLennan Cos. Inc.	90,255	14,436
	PNC Financial Services Group Inc.	75,523	13,248
	US Bancorp	239,017	12,685
	CME Group Inc.	63,784	12,682
	Progressive Corp.	104,041	12,420
	Truist Financial Corp.	236,094	11,743
	Aon plc Class A	38,963	10,741
	Intercontinental Exchange Inc.	98,873	10,124
	Moody's Corp.	28,877	8,708
	American International Group Inc.	148,036	8,687
	MetLife Inc.	124,077	8,362
	Travelers Cos. Inc.	42,807	7,664
	Prudential Financial Inc.	67,481	7,170
	Aflac Inc.	114,527	6,937
	Allstate Corp.	49,910	6,822
	MSCI Inc.	13,986	6,187
	Bank of New York Mellon Corp.	130,957	6,104
	Arthur J Gallagher & Co.	36,369	5,890
	Discover Financial Services	51,273	5,819
	M&T Bank Corp.	31,834	5,729
	Ameriprise Financial Inc.	19,933	5,507
	KKR & Co. Inc.	99,466	5,452
	T. Rowe Price Group Inc.	40,649	5,166
	First Republic Bank	31,676	4,911
*	SVB Financial Group	10,030	4,900
	Fifth Third Bancorp	121,135	4,776
	State Street Corp.	64,990	4,711
	Willis Towers Watson plc	22,111	4,667
	Hartford Financial Services Group Inc.	59,562	4,319

		Shares	Market Value ($000)
	Northern Trust Corp.	36,583	4,088
	Apollo Global Management Inc.	65,598	3,781
	Regions Financial Corp.	170,655	3,770
	Citizens Financial Group Inc.	87,837	3,635
	Huntington Bancshares Inc.	256,695	3,563
	Cincinnati Financial Corp.	26,734	3,418
	Principal Financial Group Inc.	45,988	3,354
*	Markel Corp.	2,435	3,335
	KeyCorp	165,031	3,294
	Raymond James Financial Inc.	32,899	3,240
	Nasdaq Inc.	20,779	3,226
*	Arch Capital Group Ltd.	65,700	3,118
	Broadridge Financial Solutions Inc.	20,483	2,995
	LPL Financial Holdings Inc.	14,123	2,771
	Ally Financial Inc.	60,217	2,652
	W R Berkley Corp.	36,650	2,607
	FactSet Research Systems Inc.	6,791	2,593
	Brown & Brown Inc.	41,650	2,473
	Signature Bank	10,874	2,352
	First Horizon Corp.	93,698	2,139
	Cboe Global Markets Inc.	18,805	2,112
	Fidelity National Financial Inc.	48,395	2,047
*	Alleghany Corp.	2,372	1,978
	Everest Re Group Ltd.	6,888	1,946
	Comerica Inc.	23,133	1,925
	Equitable Holdings Inc.	62,424	1,898
	MarketAxess Holdings Inc.	6,600	1,859
	East West Bancorp Inc.	25,038	1,841
	Lincoln National Corp.	31,786	1,841
	Ares Management Corp. Class A	25,508	1,815
	Annaly Capital Management Inc.	268,196	1,773
	Assurant Inc.	9,997	1,766
	Globe Life Inc.	17,585	1,716
	Credicorp Ltd.	12,188	1,711
	American Financial Group Inc.	11,971	1,692
	Webster Financial Corp.	31,742	1,558
	First Citizens BancShares Inc. Class A	2,210	1,548
	Western Alliance Bancorp	18,669	1,519
	Zions Bancorp NA	26,428	1,507
	Reinsurance Group of America Inc.	11,792	1,484
	Franklin Resources Inc.	51,727	1,401
	Voya Financial Inc.	20,014	1,373
	Unum Group	36,575	1,333
	Commerce Bancshares Inc.	19,244	1,331
	Tradeweb Markets Inc. Class A	18,965	1,282
*	XP Inc. Class A	56,308	1,273
	Starwood Property Trust Inc.	52,832	1,262
	Cullen/Frost Bankers Inc.	9,889	1,236
	Old Republic International Corp.	49,899	1,194
	Stifel Financial Corp.	18,550	1,190
	RenaissanceRe Holdings Ltd.	7,663	1,176
	Popular Inc.	14,249	1,164
	Invesco Ltd.	59,477	1,150
	AGNC Investment Corp.	92,555	1,132
	First American Financial Corp.	18,654	1,130
	Prosperity Bancshares Inc.	15,374	1,115
	SEI Investments Co.	18,918	1,105
	SouthState Corp.	13,578	1,097

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	13,295	1,083
	Synovus Financial Corp.	25,331	1,080
*	Robinhood Markets Inc. Class A	99,992	1,006
	SLM Corp.	49,835	976
	Affiliated Managers Group Inc.	7,243	968
	First Financial Bankshares Inc.	23,049	951
	Hanover Insurance Group Inc.	6,439	944
	Glacier Bancorp Inc.	19,244	932
	Wintrust Financial Corp.	10,348	904
	Interactive Brokers Group Inc. Class A	14,497	892
	Valley National Bancorp	70,091	891
	Primerica Inc.	7,045	888
	United Bankshares Inc.	23,604	887
	Bank OZK	21,127	876
	RLI Corp.	7,227	875
	OneMain Holdings Inc.	19,729	869
	Blackstone Mortgage Trust Inc. Class A	27,843	866
	Cadence Bank	31,991	855
	Old National Bancorp	53,423	849
	Janus Henderson Group plc	30,193	849
	Selective Insurance Group Inc.	10,661	845
	New York Community Bancorp Inc.	82,754	826
	Axis Capital Holdings Ltd.	14,046	823
	Kinsale Capital Group Inc.	3,718	818
	Evercore Inc. Class A	7,047	805
	Essent Group Ltd.	18,785	804
	Houlihan Lokey Inc. Class A	9,149	786
	Hancock Whitney Corp.	15,585	777
	MGIC Investment Corp.	55,775	777
	FNB Corp.	62,786	763
	ServisFirst Bancshares Inc.	8,718	727
	Umpqua Holdings Corp.	39,860	704
	Radian Group Inc.	32,653	702
*	Brighthouse Financial Inc.	14,204	698
	Assured Guaranty Ltd.	11,857	698
	Independent Bank Corp. (Massachusetts)	8,370	697
	White Mountains Insurance Group Ltd.	550	685
	UMB Financial Corp.	7,410	684
	PacWest Bancorp	20,836	658
	Community Bank System Inc.	9,944	656
	BankUnited Inc.	15,712	655
	Home BancShares Inc.	28,514	644
	Lazard Ltd. Class A	18,270	644
	CVB Financial Corp.	25,272	626
	First Hawaiian Inc.	23,874	611
	American Equity Investment Life Holding Co.	15,083	607
	Eastern Bankshares Inc.	31,178	607
	Bank of Hawaii Corp.	7,568	602
	United Community Banks Inc.	19,145	602
	Simmons First National Corp. Class A	22,773	586
	Associated Banc-Corp	27,866	577
	Pacific Premier Bancorp Inc.	17,683	576
	Kemper Corp.	10,886	575
	Cathay General Bancorp	13,829	569
	Federated Hermes Inc. Class B	16,750	569
	Ameris Bancorp	12,400	565
	Walker & Dunlop Inc.	5,246	558
	First Bancorp	37,065	553

		Shares	Market Value ($000)
	WSFS Financial Corp.	12,513	535
*	Texas Capital Bancshares Inc.	9,335	528
	Independent Bank Group Inc.	7,129	521
	Atlantic Union Bankshares Corp.	14,629	516
*	Enstar Group Ltd.	2,191	508
	Moelis & Co. Class A	10,254	481
	CNO Financial Group Inc.	23,074	475
	BOK Financial Corp.	5,458	470
	Columbia Banking System Inc.	14,972	451
*	Trupanion Inc.	6,725	450
	International Bancshares Corp.	10,675	448
*	Mr Cooper Group Inc.	10,300	447
	Arbor Realty Trust Inc.	26,993	443
	First Merchants Corp.	10,674	439
	Chimera Investment Corp.	44,147	433
	Hamilton Lane Inc. Class A	6,159	428
*,1	Upstart Holdings Inc.	8,492	428
*	Axos Financial Inc.	10,559	408
	Jackson Financial Inc. Class A	11,200	408
*	Focus Financial Partners Inc. Class A	10,786	407
	Fulton Financial Corp.	25,644	406
	Navient Corp.	25,360	406
	Piper Sandler Cos.	2,978	392
	Virtu Financial Inc. Class A	14,947	391
*	Silvergate Capital Corp. Class A	4,935	387
	Artisan Partners Asset Management Inc. Class A	10,036	386
	Cohen & Steers Inc.	4,988	380
	Washington Federal Inc.	11,226	364
*	Genworth Financial Inc. Class A	86,545	351
	WesBanco Inc.	10,120	345
	Flagstar Bancorp Inc.	8,547	329
	Sandy Spring Bancorp Inc.	7,776	329
	Towne Bank	11,071	326
	Banner Corp.	5,538	322
	Apollo Commercial Real Estate Finance Inc.	25,161	320
	First Financial Bancorp	14,806	311
[1]	Hilltop Holdings Inc.	10,070	302
*	Cannae Holdings Inc.	14,766	299
*	Triumph Bancorp Inc.	4,100	298
*	PRA Group Inc.	7,936	294
*,1	SoFi Technologies Inc.	39,224	293
	Trustmark Corp.	9,852	287
	Provident Financial Services Inc.	12,449	286
	Heartland Financial USA Inc.	6,396	283
	Hope Bancorp Inc.	19,275	281
	PennyMac Mortgage Investment Trust	17,175	278
	Horace Mann Educators Corp.	6,844	277
	PennyMac Financial Services Inc.	5,597	274
	Nelnet Inc. Class A	3,213	272
	BancFirst Corp.	2,986	271
	Renasant Corp.	8,689	269
	Westamerica Bancorp	4,358	262
*	Palomar Holdings Inc.	4,200	261
	Northwest Bancshares Inc.	20,098	259
	NBT Bancorp Inc.	6,935	256
	Bank of NT Butterfield & Son Ltd.	8,105	256
	Virtus Investment Partners Inc.	1,324	255
	Eagle Bancorp Inc.	5,106	253

		Shares	Market Value ($000)
	Mercury General Corp.	5,108	250
*	NMI Holdings Inc. Class A	13,190	245
*	Encore Capital Group Inc.	3,975	243
	CNA Financial Corp.	5,234	240
	MFA Financial Inc.	17,723	240
	Safety Insurance Group Inc.	2,573	239
*	Open Lending Corp. Class A	17,712	233
	First Commonwealth Financial Corp.	16,256	228
	Capitol Federal Financial Inc.	22,123	225
	Berkshire Hills Bancorp Inc.	8,493	222
	Live Oak Bancshares Inc.	5,500	221
	Ladder Capital Corp.	19,000	220
	Stock Yards Bancorp Inc.	3,692	218
	Argo Group International Holdings Ltd.	5,138	218
	City Holding Co.	2,626	216
	Employers Holdings Inc.	5,084	211
	ProAssurance Corp.	9,385	208
	S&T Bancorp Inc.	6,873	202
	iStar Inc.	11,500	200
	Redwood Trust Inc.	19,505	199
	Brookline Bancorp Inc.	13,653	193
	BGC Partners Inc. Class A	53,709	175
*	Blucora Inc.	9,424	167
	Washington Trust Bancorp Inc.	3,331	167
*,1	Marathon Digital Holdings Inc.	16,270	166
	BrightSpire Capital Inc. Class A	17,242	153
*	Columbia Financial Inc.	7,304	152
	TFS Financial Corp.	10,036	151
*,1	Lemonade Inc.	6,600	148
	WisdomTree Investments Inc.	24,328	145
*	Riot Blockchain Inc.	18,318	132
*,1	Freedom Holding Corp.	2,800	119
	Kearny Financial Corp.	9,449	117
	Brightsphere Investment Group Inc.	5,593	114
	1st Source Corp.	2,429	114
*	SiriusPoint Ltd.	18,639	104
	ARMOUR Residential REIT Inc.	12,754	96
	Community Trust Bancorp Inc.	2,220	93
	Republic Bancorp Inc. Class A	1,248	57
			681,412
Health Care (14.8%)
	UnitedHealth Group Inc.	167,580	83,250
	Pfizer Inc.	994,777	52,763
	Eli Lilly & Co.	151,013	47,334
	AbbVie Inc.	314,752	46,385
	Merck & Co. Inc.	451,270	41,530
	Thermo Fisher Scientific Inc.	70,020	39,741
	Abbott Laboratories	309,346	36,336
	Danaher Corp.	112,916	29,790
	Bristol-Myers Squibb Co.	388,346	29,301
	Amgen Inc.	99,428	25,527
	Medtronic plc	239,153	23,951
	Anthem Inc.	43,627	22,233
	Cigna Corp.	58,038	15,571
	Stryker Corp.	62,137	14,571
	Gilead Sciences Inc.	223,697	14,507
	Zoetis Inc.	84,589	14,459
*	Intuitive Surgical Inc.	63,126	14,370

		Shares	Market Value ($000)
	Becton Dickinson & Co.	50,823	13,001
*	Vertex Pharmaceuticals Inc.	45,266	12,161
*	Regeneron Pharmaceuticals Inc.	18,272	12,146
*	Edwards Lifesciences Corp.	110,032	11,097
	Humana Inc.	23,009	10,451
*	Boston Scientific Corp.	252,518	10,356
	HCA Healthcare Inc.	43,560	9,165
*	Moderna Inc.	60,352	8,771
*	Centene Corp.	102,931	8,383
*	IQVIA Holdings Inc.	33,905	7,298
	Baxter International Inc.	89,552	6,810
	Agilent Technologies Inc.	53,369	6,808
*	Illumina Inc.	26,011	6,229
*	IDEXX Laboratories Inc.	15,055	5,896
	ResMed Inc.	25,609	5,210
*	Biogen Inc.	25,981	5,196
*	Dexcom Inc.	17,117	5,100
	Cerner Corp.	51,791	4,912
	Zimmer Biomet Holdings Inc.	37,232	4,476
*	Veeva Systems Inc. Class A	24,657	4,198
	Laboratory Corp. of America Holdings	16,572	4,089
	West Pharmaceutical Services Inc.	13,082	4,060
*	Align Technology Inc.	13,995	3,886
	STERIS plc	15,312	3,494
*	Horizon Therapeutics plc	38,890	3,488
*	Avantor Inc.	106,973	3,427
	PerkinElmer Inc.	22,364	3,347
*	Hologic Inc.	43,787	3,296
*	Seagen Inc.	24,040	3,262
*	ICON plc	14,419	3,227
*	Catalent Inc.	30,459	3,139
	Quest Diagnostics Inc.	21,787	3,072
	Cooper Cos. Inc.	8,656	3,036
*	Molina Healthcare Inc.	10,276	2,982
	Cardinal Health Inc.	49,515	2,789
*	Alnylam Pharmaceuticals Inc.	21,361	2,687
	Viatris Inc.	217,176	2,665
	Bio-Techne Corp.	6,970	2,577
*	Insulet Corp.	11,908	2,542
*	Incyte Corp.	32,895	2,496
*	BioMarin Pharmaceutical Inc.	32,703	2,457
	Teleflex Inc.	8,388	2,414
	Royalty Pharma plc Class A	58,093	2,390
*	Henry Schein Inc.	24,621	2,109
*	Charles River Laboratories International Inc.	8,962	2,098
*	ABIOMED Inc.	7,935	2,092
*	Bio-Rad Laboratories Inc. Class A	3,752	2,018
*	Elanco Animal Health Inc.	78,830	1,868
*	United Therapeutics Corp.	8,053	1,855
	Organon & Co.	45,411	1,724
*	Jazz Pharmaceuticals plc	10,679	1,598
*	Repligen Corp.	9,689	1,594
	Universal Health Services Inc. Class B	12,556	1,565
*	Neurocrine Biosciences Inc.	16,647	1,556
*	Exact Sciences Corp.	30,732	1,531
	DENTSPLY SIRONA Inc.	38,538	1,525
*	Novocure Ltd.	18,228	1,465
*	Biohaven Pharmaceutical Holding Co. Ltd.	9,942	1,429

		Shares	Market Value ($000)
*	Syneos Health Inc.	17,929	1,325
	Chemed Corp.	2,647	1,282
*	Masimo Corp.	9,064	1,273
*	Tenet Healthcare Corp.	19,007	1,230
*	Envista Holdings Corp.	28,419	1,223
	Encompass Health Corp.	17,544	1,150
	Bruker Corp.	18,255	1,141
*	Halozyme Therapeutics Inc.	24,543	1,128
*	Acadia Healthcare Co. Inc.	15,784	1,123
*	DaVita Inc.	11,378	1,109
*	Sarepta Therapeutics Inc.	15,124	1,101
*	Exelixis Inc.	55,839	1,024
*	Shockwave Medical Inc.	5,958	978
	Perrigo Co. plc	24,222	965
*	Teladoc Health Inc.	27,167	926
*	LHC Group Inc.	5,512	919
*	HealthEquity Inc.	14,638	916
*	Penumbra Inc.	6,237	916
*	Ionis Pharmaceuticals Inc.	25,043	915
*	Alkermes plc	28,873	862
*	Option Care Health Inc.	28,357	861
*	Inspire Medical Systems Inc.	4,846	857
*	Omnicell Inc.	7,679	854
*	QuidelOrtho Corp.	8,780	834
*	Intra-Cellular Therapies Inc.	14,155	812
	Premier Inc. Class A	21,573	807
*	Integra LifeSciences Holdings Corp.	12,793	801
*	10X Genomics Inc. Class A	15,116	774
*	Tandem Diabetes Care Inc.	11,172	762
	Ensign Group Inc.	9,374	761
*	Novavax Inc.	13,495	747
*	Medpace Holdings Inc.	5,191	744
*	iRhythm Technologies Inc.	5,230	737
*	CRISPR Therapeutics AG	12,382	719
*	Amedisys Inc.	5,746	666
*	Guardant Health Inc.	16,107	660
*	LivaNova plc	9,420	641
*	ICU Medical Inc.	3,431	623
*	Arrowhead Pharmaceuticals Inc.	18,381	613
*	Blueprint Medicines Corp.	10,984	604
	CONMED Corp.	5,074	590
*	Merit Medical Systems Inc.	9,444	580
*	Apellis Pharmaceuticals Inc.	13,978	579
*	agilon health Inc.	30,053	574
*	Intellia Therapeutics Inc.	12,423	573
*	Cytokinetics Inc.	14,327	572
*	STAAR Surgical Co.	8,572	565
*	NuVasive Inc.	9,821	564
*	Haemonetics Corp.	8,804	557
*	Natera Inc.	15,161	556
*	Ultragenyx Pharmaceutical Inc.	11,679	548
*	Prestige Consumer Healthcare Inc.	9,564	534
*	Pacira BioSciences Inc.	8,173	517
	Select Medical Holdings Corp.	20,835	507
	Patterson Cos. Inc.	16,018	506
*	Neogen Corp.	19,062	504
*	Integer Holdings Corp.	6,238	498
	Owens & Minor Inc.	13,019	454

		Shares	Market Value ($000)
*	R1 RCM Inc.	20,374	437
*	Karuna Therapeutics Inc.	4,134	431
*	Insmed Inc.	21,989	414
*	Axonics Inc.	8,057	403
*	Certara Inc.	19,548	397
*	Inari Medical Inc.	5,903	388
*	Sotera Health Co.	18,118	386
*	PTC Therapeutics Inc.	13,034	383
*	Evolent Health Inc. Class A	13,587	382
*	Denali Therapeutics Inc.	15,646	380
*	Inmode Ltd.	13,612	365
*	Arvinas Inc.	8,466	353
*	Progyny Inc.	11,111	351
*	Amicus Therapeutics Inc.	44,332	338
*	Oak Street Health Inc.	17,824	337
*	Fate Therapeutics Inc.	14,504	335
*	ACADIA Pharmaceuticals Inc.	20,657	334
*	Twist Bioscience Corp.	9,546	325
*	AtriCure Inc.	7,869	320
*	Glaukos Corp.	7,739	316
*	Beam Therapeutics Inc.	8,895	313
*	Corcept Therapeutics Inc.	14,832	309
*	Mirati Therapeutics Inc.	7,580	297
*	Emergent BioSolutions Inc.	8,647	285
*	Sage Therapeutics Inc.	9,011	282
*	BioCryst Pharmaceuticals Inc.	30,220	281
*	Turning Point Therapeutics Inc.	7,900	279
*	Multiplan Corp.	55,572	278
*	Global Blood Therapeutics Inc.	10,612	265
*	Tivity Health Inc.	8,154	264
*	Ironwood Pharmaceuticals Inc. Class A	23,328	263
*	Avanos Medical Inc.	9,022	259
*	Vir Biotechnology Inc.	9,863	255
*	Nevro Corp.	5,766	251
*	Myriad Genetics Inc.	12,656	244
*	Embecta Corp.	9,840	244
*	Aurinia Pharmaceuticals Inc.	21,530	243
*	MEDNAX Inc.	12,218	236
*	Supernus Pharmaceuticals Inc.	8,399	234
*	Xencor Inc.	10,289	230
*	AdaptHealth Corp. Class A	12,300	221
*	Ligand Pharmaceuticals Inc.	2,474	220
*	Surgery Partners Inc.	5,606	220
	Healthcare Services Group Inc.	12,674	218
*	CareDx Inc.	8,686	218
*	CorVel Corp.	1,443	215
*	ChemoCentryx Inc.	9,306	207
*	OPKO Health Inc.	68,624	206
*	Veracyte Inc.	11,602	204
*	Agios Pharmaceuticals Inc.	10,388	202
*,1	Cassava Sciences Inc.	6,514	199
*	Natus Medical Inc.	6,038	198
*	Fulgent Genetics Inc.	3,600	196
*	Relay Therapeutics Inc.	12,012	196
*	Pacific Biosciences of California Inc.	33,290	187
*	Cerevel Therapeutics Holdings Inc.	7,006	183
*	Brookdale Senior Living Inc.	31,910	182
*	Iovance Biotherapeutics Inc.	25,946	175

		Shares	Market Value ($000)
*,1	CureVac NV	9,106	171
*	Varex Imaging Corp.	7,388	170
*	1Life Healthcare Inc.	19,606	166
*	NeoGenomics Inc.	19,382	163
*	REVOLUTION Medicines Inc.	9,491	161
*	Phreesia Inc.	8,500	154
*	NextGen Healthcare Inc.	8,404	152
*	Zentalis Pharmaceuticals Inc.	6,306	152
*	Enanta Pharmaceuticals Inc.	3,742	149
*	Adaptive Biotechnologies Corp.	18,906	148
*	Arcus Biosciences Inc.	7,706	146
*	FibroGen Inc.	14,700	145
*	Alignment Healthcare Inc.	13,606	145
*	REGENXBIO Inc.	6,539	138
*	Editas Medicine Inc.	11,806	134
*	Reata Pharmaceuticals Inc. Class A	4,700	133
*	Madrigal Pharmaceuticals Inc.	1,981	132
*	Innoviva Inc.	8,412	128
*	Bridgebio Pharma Inc.	18,306	125
*	Invitae Corp.	34,110	125
*	NanoString Technologies Inc.	7,806	122
*	Recursion Pharmaceuticals Inc. Class A	19,912	122
*	Axsome Therapeutics Inc.	4,800	120
*	American Well Corp. Class A	31,100	118
*	uniQure NV	7,600	109
*	TG Therapeutics Inc.	22,312	99
*	SpringWorks Therapeutics Inc.	5,000	95
*	Allogene Therapeutics Inc.	11,900	94
*	Inogen Inc.	3,469	89
*	Alector Inc.	10,100	89
*,1	Sorrento Therapeutics Inc.	52,400	86
*	Rocket Pharmaceuticals Inc.	7,200	85
*	Kymera Therapeutics Inc.	5,906	84
*	Theravance Biopharma Inc.	9,500	83
*	Myovant Sciences Ltd.	7,900	82
*	Zimvie Inc.	3,561	78
*	Atara Biotherapeutics Inc.	14,842	77
*,1	Sana Biotechnology Inc.	15,100	77
*	Inovio Pharmaceuticals Inc.	36,100	68
*	Kodiak Sciences Inc.	8,246	60
*	Accolade Inc.	8,800	56
*	2seventy bio Inc.	4,266	53
*	Heron Therapeutics Inc.	13,934	46
*	Taro Pharmaceutical Industries Ltd.	1,152	42
*	Precigen Inc.	30,400	41
*	Immunovant Inc.	6,900	29
*	Endo International plc	39,018	21
			873,689
Industrials (10.9%)
	Visa Inc. Class A	295,645	62,727
	Mastercard Inc. Class A	153,794	55,038
	Accenture plc Class A	113,319	33,821
	Union Pacific Corp.	114,512	25,167
	United Parcel Service Inc. Class B	128,983	23,507
	Caterpillar Inc.	96,327	20,792
	American Express Co.	109,816	18,539
*	PayPal Holdings Inc.	209,509	17,852
	Deere & Co.	49,653	17,765

		Shares	Market Value ($000)
	Automatic Data Processing Inc.	74,816	16,679
	CSX Corp.	393,615	12,513
	Illinois Tool Works Inc.	55,977	11,647
	Sherwin-Williams Co.	42,796	11,471
	Fidelity National Information Services Inc.	108,412	11,329
*	Fiserv Inc.	106,648	10,684
	FedEx Corp.	43,772	9,830
	Capital One Financial Corp.	73,293	9,371
*	Block Inc. Class A	85,541	7,486
	Paychex Inc.	57,290	7,094
	Johnson Controls International plc	124,875	6,807
	Global Payments Inc.	50,474	6,614
	DuPont de Nemours Inc.	91,431	6,204
	Cintas Corp.	15,552	6,195
	Trane Technologies plc	41,464	5,725
	PACCAR Inc.	60,643	5,266
*	Mettler-Toledo International Inc.	3,985	5,125
	Verisk Analytics Inc.	28,262	4,944
	Old Dominion Freight Line Inc.	18,268	4,718
*	Keysight Technologies Inc.	32,274	4,699
	Rockwell Automation Inc.	20,595	4,391
	Equifax Inc.	21,547	4,365
	Vulcan Materials Co.	23,464	3,869
	Martin Marietta Materials Inc.	11,049	3,750
	Fortive Corp.	58,254	3,598
*	FleetCor Technologies Inc.	14,242	3,544
*	Waters Corp.	10,711	3,513
	Synchrony Financial	92,780	3,437
	Stanley Black & Decker Inc.	28,857	3,425
	Dover Corp.	25,474	3,411
	Ingersoll Rand Inc.	69,928	3,297
	Expeditors International of Washington Inc.	29,964	3,261
*	Zebra Technologies Corp. Class A	9,433	3,190
*	Trimble Inc.	44,370	3,019
	Westinghouse Air Brake Technologies Corp.	31,883	3,012
	TransUnion	33,947	2,947
	Xylem Inc.	32,050	2,700
*	Generac Holdings Inc.	10,886	2,690
	Packaging Corp. of America	16,651	2,619
	JB Hunt Transport Services Inc.	15,023	2,593
	IDEX Corp.	13,500	2,586
	CH Robinson Worldwide Inc.	22,894	2,484
	Masco Corp.	42,841	2,429
	Jack Henry & Associates Inc.	12,815	2,411
	Carlisle Cos. Inc.	9,142	2,326
	Crown Holdings Inc.	21,867	2,284
	Westrock Co.	46,113	2,236
	Nordson Corp.	10,211	2,225
*	Builders FirstSource Inc.	33,587	2,186
	Snap-on Inc.	9,356	2,076
	RPM International Inc.	22,695	1,999
*	Bill.com Holdings Inc.	16,630	1,966
	Graco Inc.	29,409	1,862
*	Fair Isaac Corp.	4,513	1,848
	Allegion plc	15,918	1,777
	Robert Half International Inc.	19,394	1,748
	Owens Corning	17,943	1,715
	Fortune Brands Home & Security Inc.	24,103	1,672

		Shares	Market Value ($000)
	Sealed Air Corp.	26,591	1,653
	Toro Co.	18,873	1,557
	Regal Rexnord Corp.	12,158	1,519
*	Middleby Corp.	9,775	1,481
	Cognex Corp.	30,538	1,479
	Watsco Inc.	5,775	1,476
	Genpact Ltd.	32,319	1,434
	AGCO Corp.	10,957	1,404
*	Berry Global Group Inc.	23,895	1,394
*	Mohawk Industries Inc.	9,846	1,393
	A O Smith Corp.	22,895	1,376
*	WEX Inc.	7,947	1,353
*	Trex Co. Inc.	20,829	1,327
*	WillScot Mobile Mini Holdings Corp.	36,551	1,306
	Western Union Co.	70,026	1,270
	AptarGroup Inc.	11,647	1,247
*	Paylocity Holding Corp.	7,124	1,246
	Lennox International Inc.	5,947	1,242
	Advanced Drainage Systems Inc.	11,055	1,211
*	Axon Enterprise Inc.	11,891	1,205
	MKS Instruments Inc.	9,742	1,203
*	Coherent Inc.	4,314	1,169
	Donaldson Co. Inc.	22,293	1,165
	Graphic Packaging Holding Co.	51,995	1,157
*	TopBuild Corp.	5,861	1,156
	Littelfuse Inc.	4,227	1,142
*	Chart Industries Inc.	6,421	1,129
*	Euronet Worldwide Inc.	9,052	1,097
	Louisiana-Pacific Corp.	15,590	1,077
	Acuity Brands Inc.	6,101	1,068
	Brunswick Corp.	13,857	1,042
	nVent Electric plc	29,259	1,036
	Sonoco Products Co.	17,570	1,027
	Landstar System Inc.	6,771	1,025
*	FTI Consulting Inc.	6,079	1,021
*	Axalta Coating Systems Ltd.	37,307	1,013
*	WESCO International Inc.	7,812	981
*	GXO Logistics Inc.	17,752	963
*	Saia Inc.	4,790	946
	Valmont Industries Inc.	3,674	943
*	XPO Logistics Inc.	17,346	927
*	Atkore Inc.	8,245	898
	Eagle Materials Inc.	6,722	878
*	ASGN Inc.	9,112	868
	ManpowerGroup Inc.	9,670	867
*	ExlService Holdings Inc.	5,984	851
*	MasTec Inc.	10,127	847
	MSA Safety Inc.	6,592	840
	Simpson Manufacturing Co. Inc.	7,733	838
*	AMN Healthcare Services Inc.	8,383	812
	Vontier Corp.	30,093	807
	Triton International Ltd.	12,193	778
	Ryder System Inc.	9,305	745
	Air Lease Corp. Class A	19,638	739
	Armstrong World Industries Inc.	8,806	735
	Applied Industrial Technologies Inc.	6,993	723
	John Bean Technologies Corp.	5,903	719
	Maximus Inc.	10,981	713

		Shares	Market Value ($000)
*	Kirby Corp.	10,536	711
	GATX Corp.	6,374	688
	MSC Industrial Direct Co. Inc. Class A	8,105	688
	HB Fuller Co.	9,528	677
	Insperity Inc.	6,666	667
*	Beacon Roofing Supply Inc.	10,555	648
*	API Group Corp.	36,732	641
	Franklin Electric Co. Inc.	8,554	631
	Watts Water Technologies Inc. Class A	4,760	623
	Zurn Water Solutions Corp.	21,481	619
*	Summit Materials Inc. Class A	22,208	606
	Comfort Systems USA Inc.	6,573	590
	Korn Ferry	9,516	585
*	TriNet Group Inc.	7,172	563
*	ACI Worldwide Inc.	20,800	554
	Hillenbrand Inc.	13,000	544
*	Pagseguro Digital Ltd. Class A	35,007	538
*	Welbilt Inc.	22,448	531
	Herc Holdings Inc.	4,509	529
	Brink's Co.	8,647	526
*	Dycom Industries Inc.	5,487	511
*	Dlocal Ltd. Class A	17,553	506
	Bread Financial Holdings Inc.	8,642	476
	Forward Air Corp.	5,021	468
*	O-I Glass Inc.	28,272	465
	Belden Inc.	8,015	461
	UniFirst Corp.	2,729	446
	Badger Meter Inc.	5,592	443
*	Bloom Energy Corp. Class A	25,191	441
	Werner Enterprises Inc.	10,759	436
*	Meritor Inc.	12,009	434
	Encore Wire Corp.	3,452	432
*	Hub Group Inc. Class A	5,859	428
*	SPX Corp.	8,392	422
	Terex Corp.	11,853	419
*	Verra Mobility Corp. Class A	26,089	416
*	Alight Inc. Class A	50,430	412
	AAON Inc.	7,575	406
*	Masonite International Corp.	4,375	402
	EVERTEC Inc.	10,243	389
*	AZEK Co. Inc. Class A	18,203	384
*	Itron Inc.	7,394	382
*	StoneCo Ltd. Class A	37,854	380
	Federal Signal Corp.	10,633	373
*	Kornit Digital Ltd.	8,888	373
	Installed Building Products Inc.	3,878	371
	Kadant Inc.	2,000	370
	Helios Technologies Inc.	5,396	369
	Brady Corp. Class A	7,488	363
*	CBIZ Inc.	8,822	361
	Trinity Industries Inc.	13,880	345
*	Atlas Air Worldwide Holdings Inc.	4,900	342
*	Shift4 Payments Inc. Class A	7,396	338
	ArcBest Corp.	4,300	325
	McGrath RentCorp	3,910	321
*	JELD-WEN Holding Inc.	15,938	300
	Scorpio Tankers Inc.	8,461	280
*	Green Dot Corp. Class A	9,001	260

		Shares	Market Value ($000)
	Greif Inc. Class A	4,282	255
*	Huron Consulting Group Inc.	4,176	250
*	OSI Systems Inc.	2,959	248
	Lindsay Corp.	1,928	243
	Granite Construction Inc.	7,397	242
	Greenbrier Cos. Inc.	5,662	236
	SFL Corp. Ltd.	21,019	236
*	Core & Main Inc. Class A	9,600	227
*	Proto Labs Inc.	4,700	226
*	Gates Industrial Corp. plc	17,300	221
	TTEC Holdings Inc.	3,270	221
	Patrick Industries Inc.	3,658	220
*	Virgin Galactic Holdings Inc.	30,624	215
	Primoris Services Corp.	8,814	214
	Schneider National Inc. Class B	8,854	214
*	Gibraltar Industries Inc.	5,106	213
	TriMas Corp.	7,262	205
	Astec Industries Inc.	4,360	204
*	Enovix Corp.	16,312	196
	ADT Inc.	25,528	191
*	Hayward Holdings Inc.	12,500	191
	Tennant Co.	3,047	190
*	TuSimple Holdings Inc. Class A	22,788	187
*	Flywire Corp.	9,602	185
*	CryoPort Inc.	7,000	178
	H&E Equipment Services Inc.	4,859	173
	Deluxe Corp.	7,164	171
	Matson Inc.	1,719	155
	Apogee Enterprises Inc.	3,645	152
*	TrueBlue Inc.	6,441	142
*	Cimpress plc	3,128	136
*	American Woodmark Corp.	2,562	133
*	Ardagh Metal Packaging SA	19,200	116
*	Forrester Research Inc.	2,169	114
*	FARO Technologies Inc.	3,092	100
*	Vivint Smart Home Inc.	15,400	92
	Heartland Express Inc.	5,966	85
*	Ranpak Holdings Corp. Class A	6,500	81
*	Desktop Metal Inc. Class A	31,800	65
*	Loyalty Ventures Inc.	3,090	33
			641,953
Real Estate (4.2%)
	American Tower Corp.	80,374	20,586
	Prologis Inc.	131,194	16,725
	Crown Castle International Corp.	76,767	14,559
	Equinix Inc.	15,941	10,953
	Public Storage	26,761	8,848
	Digital Realty Trust Inc.	49,925	6,969
	Welltower Inc.	77,545	6,908
	Realty Income Corp.	100,489	6,855
	Simon Property Group Inc.	58,104	6,662
	SBA Communications Corp.	19,308	6,499
	AvalonBay Communities Inc.	24,755	5,148
	Equity Residential	65,730	5,050
	Alexandria Real Estate Equities Inc.	29,670	4,924
*	CBRE Group Inc. Class A	59,413	4,922
*	CoStar Group Inc.	69,954	4,263
	Extra Space Storage Inc.	23,324	4,156

		Shares	Market Value ($000)
	Ventas Inc.	71,261	4,043
	Invitation Homes Inc.	106,005	3,999
	Mid-America Apartment Communities Inc.	20,471	3,705
	Duke Realty Corp.	67,304	3,556
	Sun Communities Inc.	20,507	3,366
	Essex Property Trust Inc.	11,508	3,267
	Boston Properties Inc.	27,813	3,092
	Healthpeak Properties Inc.	95,913	2,848
	WP Carey Inc.	33,158	2,790
	Iron Mountain Inc.	50,804	2,738
	UDR Inc.	55,773	2,666
	Host Hotels & Resorts Inc.	125,852	2,516
	Camden Property Trust	17,382	2,494
	Kimco Realty Corp.	103,625	2,451
	Equity LifeStyle Properties Inc.	31,252	2,366
	Regency Centers Corp.	29,837	2,035
	Medical Properties Trust Inc.	105,037	1,952
	American Homes 4 Rent Class A	51,767	1,913
	Rexford Industrial Realty Inc.	28,352	1,811
*	Jones Lang LaSalle Inc.	9,031	1,782
	CubeSmart	38,658	1,721
	Life Storage Inc.	14,273	1,667
	Federal Realty Investment Trust	13,885	1,596
	American Campus Communities Inc.	23,889	1,553
	Lamar Advertising Co. Class A	15,274	1,496
	National Retail Properties Inc.	31,372	1,390
	Americold Realty Trust Inc.	48,170	1,334
	Brixmor Property Group Inc.	53,247	1,298
	Kilroy Realty Corp.	20,984	1,274
	Omega Healthcare Investors Inc.	42,640	1,269
	Apartment Income REIT Corp. Class A	27,782	1,246
	STORE Capital Corp.	44,087	1,216
	First Industrial Realty Trust Inc.	22,607	1,202
	Healthcare Trust of America Inc. Class A	38,038	1,143
	EastGroup Properties Inc.	7,029	1,136
	Vornado Realty Trust	31,852	1,114
*	Zillow Group Inc. Class C	27,764	1,108
	STAG Industrial Inc.	32,136	1,070
	Rayonier Inc.	25,301	1,043
	Spirit Realty Capital Inc.	22,443	942
	Independence Realty Trust Inc.	39,304	924
	Cousins Properties Inc.	25,738	889
*	Ryman Hospitality Properties Inc.	9,610	858
	Douglas Emmett Inc.	30,307	857
	Agree Realty Corp.	12,324	857
	Terreno Realty Corp.	13,435	816
	Kite Realty Group Trust	38,645	810
	Healthcare Realty Trust Inc.	26,724	777
	National Storage Affiliates Trust	14,776	775
	Park Hotels & Resorts Inc.	42,806	773
	SL Green Realty Corp.	12,448	769
	Physicians Realty Trust	40,876	758
	Highwoods Properties Inc.	19,045	748
	EPR Properties	13,532	693
	PS Business Parks Inc.	3,606	677
*	Howard Hughes Corp.	7,423	624
	PotlatchDeltic Corp.	11,602	609
	Innovative Industrial Properties Inc.	4,564	607

		Shares	Market Value ($000)
	Broadstone Net Lease Inc.	28,157	596
	JBG SMITH Properties	23,057	595
*	Opendoor Technologies Inc.	81,801	591
	LXP Industrial Trust	50,734	586
	Corporate Office Properties Trust	20,750	574
	Hudson Pacific Properties Inc.	27,118	540
	Pebblebrook Hotel Trust	23,817	536
	Outfront Media Inc.	25,834	533
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	13,890	529
*	DigitalBridge Group Inc.	86,709	522
*	Equity Commonwealth	19,059	519
	SITE Centers Corp.	32,362	509
*	Zillow Group Inc. Class A	12,635	505
	Essential Properties Realty Trust Inc.	21,792	499
*	Sunstone Hotel Investors Inc.	41,462	496
	National Health Investors Inc.	8,307	491
	Kennedy-Wilson Holdings Inc.	22,331	470
	Macerich Co.	39,364	463
*	Cushman & Wakefield plc	23,500	439
	RLJ Lodging Trust	30,702	412
	Uniti Group Inc.	34,698	393
	Retail Opportunity Investments Corp.	21,713	392
*	DiamondRock Hospitality Co.	36,209	373
*	Xenia Hotels & Resorts Inc.	20,086	369
	Washington REIT	15,052	366
	Urban Edge Properties	19,360	365
	Brandywine Realty Trust	31,193	348
*,1	WeWork Inc.	45,848	334
	Four Corners Property Trust Inc.	12,074	333
	Newmark Group Inc. Class A	29,236	324
	CareTrust REIT Inc.	16,512	306
	Tanger Factory Outlet Centers Inc.	17,300	303
	Piedmont Office Realty Trust Inc. Class A	19,771	291
	St. Joe Co.	5,711	288
	Global Net Lease Inc.	19,042	276
	American Assets Trust Inc.	8,028	274
	Acadia Realty Trust	13,718	270
	Paramount Group Inc.	29,704	269
	LTC Properties Inc.	6,953	269
*	Realogy Holdings Corp.	19,737	244
	Alexander & Baldwin Inc.	11,799	241
*	Veris Residential Inc.	14,614	235
	Empire State Realty Trust Inc. Class A	24,900	199
	Getty Realty Corp.	7,026	196
	Centerspace	2,189	182
	Marcus & Millichap Inc.	4,157	174
*	Redfin Corp.	17,631	173
*	Apartment Investment & Management Co. Class A	26,700	168
*	Summit Hotel Properties Inc.	19,124	167
	RPT Realty	12,723	155
	eXp World Holdings Inc.	10,600	148
	Universal Health Realty Income Trust	2,699	145
	Orion Office REIT Inc.	9,700	129
	Saul Centers Inc.	1,584	78
	Douglas Elliman Inc.	12,400	71
			248,309
Technology (30.7%)
	Apple Inc.	2,750,617	409,402

		Shares	Market Value ($000)
	Microsoft Corp.	1,342,941	365,105
*	Alphabet Inc. Class C	54,748	124,868
*	Alphabet Inc. Class A	48,146	109,544
*	Meta Platforms Inc. Class A	411,091	79,604
	NVIDIA Corp.	426,241	79,588
	Broadcom Inc.	71,872	41,695
*	Adobe Inc.	83,988	34,979
	Intel Corp.	720,008	31,983
*	Advanced Micro Devices Inc.	291,111	29,653
	Texas Instruments Inc.	164,438	29,066
	QUALCOMM Inc.	200,909	28,774
*	Salesforce Inc.	167,653	26,865
	Oracle Corp.	287,189	20,655
	Intuit Inc.	46,963	19,464
	Applied Materials Inc.	157,813	18,510
*	ServiceNow Inc.	35,562	16,624
	Micron Technology Inc.	199,568	14,736
	Lam Research Corp.	25,090	13,048
	KLA Corp.	26,933	9,826
	NXP Semiconductors NV	47,097	8,937
	Marvell Technology Inc.	150,124	8,880
*	Palo Alto Networks Inc.	17,183	8,639
*	Synopsys Inc.	26,967	8,608
*	Autodesk Inc.	39,233	8,151
*	Cadence Design Systems Inc.	48,884	7,515
	HP Inc.	192,679	7,484
	Microchip Technology Inc.	97,113	7,055
	Cognizant Technology Solutions Corp. Class A	93,685	6,998
*	Fortinet Inc.	23,755	6,987
*	Crowdstrike Holdings Inc. Class A	35,488	5,678
*	Twitter Inc.	138,539	5,486
*	Workday Inc. Class A	34,157	5,339
	VMware Inc. Class A	39,661	5,081
	Corning Inc.	135,514	4,854
*	Snowflake Inc. Class A	36,004	4,596
*	ON Semiconductor Corp.	75,578	4,586
*	Atlassian Corp. plc Class A	24,851	4,407
*	Datadog Inc. Class A	44,280	4,224
*	Zoom Video Communications Inc. Class A	38,900	4,180
	CDW Corp.	24,128	4,098
*	Gartner Inc.	14,275	3,746
	Monolithic Power Systems Inc.	8,144	3,668
	Hewlett Packard Enterprise Co.	231,593	3,613
*	Western Digital Corp.	55,737	3,383
*	EPAM Systems Inc.	9,601	3,250
	Skyworks Solutions Inc.	29,367	3,197
	Teradyne Inc.	28,983	3,167
*	Twilio Inc. Class A	29,701	3,124
*	VeriSign Inc.	17,462	3,048
*	Splunk Inc.	28,193	2,891
*	Akamai Technologies Inc.	28,596	2,889
*	DocuSign Inc.	34,396	2,886
	NetApp Inc.	39,677	2,855
	Seagate Technology Holdings plc	33,508	2,837
*	HubSpot Inc.	8,068	2,724
*	MongoDB Inc.	11,415	2,707
	Entegris Inc.	23,833	2,644
*	Cloudflare Inc. Class A	46,622	2,611

		Shares	Market Value ($000)
*	Palantir Technologies Inc. Class A	296,592	2,574
	SS&C Technologies Holdings Inc.	39,875	2,552
*	Tyler Technologies Inc.	7,104	2,528
*	Paycom Software Inc.	8,716	2,478
	Dell Technologies Inc. Class C	48,092	2,402
	NortonLifeLock Inc.	97,965	2,384
*	Check Point Software Technologies Ltd.	18,237	2,281
*	GoDaddy Inc. Class A	29,883	2,243
	Citrix Systems Inc.	22,232	2,239
*	PTC Inc.	18,895	2,202
*	Zscaler Inc.	14,085	2,156
*	Qorvo Inc.	19,193	2,145
*	DoorDash Inc. Class A	26,169	2,013
*	Pinterest Inc. Class A	101,260	1,990
*	Zendesk Inc.	21,438	1,960
	Amdocs Ltd.	21,655	1,882
*	Okta Inc.	22,465	1,866
*	Black Knight Inc.	26,937	1,829
*	F5 Inc.	10,775	1,757
*	Anaplan Inc.	25,507	1,673
*	Wolfspeed Inc.	20,588	1,549
*	DXC Technology Co.	43,424	1,529
*	Arrow Electronics Inc.	12,092	1,459
*	Flex Ltd.	83,145	1,419
*	Manhattan Associates Inc.	11,415	1,380
*	Globant SA	7,264	1,377
*	Dynatrace Inc.	36,105	1,360
*	Ceridian HCM Holding Inc.	23,895	1,345
*	Avalara Inc.	15,299	1,295
*	Lattice Semiconductor Corp.	24,438	1,271
*	Clarivate plc	82,978	1,226
*	Guidewire Software Inc.	15,241	1,218
*	Pure Storage Inc. Class A	49,188	1,167
*	Five9 Inc.	11,985	1,159
	Concentrix Corp.	7,333	1,136
	CDK Global Inc.	20,698	1,127
*	Dropbox Inc. Class A	53,734	1,120
*	Unity Software Inc.	27,437	1,097
*	Change Healthcare Inc.	45,150	1,088
*	Synaptics Inc.	7,092	1,050
	Azenta Inc.	13,425	1,029
*	Sailpoint Technologies Holdings Inc.	16,225	1,029
	Universal Display Corp.	7,824	988
*	Silicon Laboratories Inc.	6,593	983
*	Aspen Technology Inc.	5,063	980
*	CyberArk Software Ltd.	7,005	973
*	RingCentral Inc. Class A	14,630	924
*	Coupa Software Inc.	13,346	918
*	Mandiant Corp.	41,414	913
	Power Integrations Inc.	10,385	876
	CMC Materials Inc.	4,928	872
	Dolby Laboratories Inc. Class A	11,218	871
	Avnet Inc.	17,783	862
*	Rogers Corp.	3,191	847
	National Instruments Corp.	23,906	844
*	Elastic NV	13,455	829
*	Cirrus Logic Inc.	10,108	824
*	Tenable Holdings Inc.	16,218	816

		Shares	Market Value ($000)
*	NCR Corp.	22,657	786
*	Qualys Inc.	5,997	784
*	Smartsheet Inc. Class A	21,748	775
*	Novanta Inc.	6,234	767
*	Blackline Inc.	10,224	749
	TD SYNNEX Corp.	7,159	743
*	Onto Innovation Inc.	9,143	735
*	Semtech Corp.	11,386	730
*	Teradata Corp.	18,903	726
*	SPS Commerce Inc.	6,622	709
	Switch Inc. Class A	20,963	707
*	Rapid7 Inc.	9,947	705
	Vertiv Holdings Co. Class A	58,442	642
*	Envestnet Inc.	9,577	638
*	Varonis Systems Inc.	19,190	635
*	Insight Enterprises Inc.	6,412	634
*	Box Inc. Class A	24,231	633
*	Nutanix Inc. Class A	38,704	627
*	SiTime Corp.	2,911	620
*	Diodes Inc.	7,882	607
*	Wix.com Ltd.	9,553	602
*	Alteryx Inc. Class A	10,621	591
	Kulicke & Soffa Industries Inc.	10,882	589
*	Ziff Davis Inc.	7,681	586
*	Fabrinet	6,750	586
*	Perficient Inc.	5,854	573
*	FormFactor Inc.	13,914	571
	Advanced Energy Industries Inc.	6,837	557
*	Blackbaud Inc.	8,691	553
*	Workiva Inc. Class A	7,548	551
*	Verint Systems Inc.	10,755	549
*	Alarm.com Holdings Inc.	8,509	538
*	Ambarella Inc.	6,302	537
*	Q2 Holdings Inc.	10,069	531
	Vishay Intertechnology Inc.	25,645	524
*	Rambus Inc.	20,658	519
*	Dun & Bradstreet Holdings Inc.	28,144	486
*	MaxLinear Inc. Class A	12,257	485
*	CommVault Systems Inc.	7,620	465
*,1	MicroStrategy Inc. Class A	1,732	458
*	New Relic Inc.	9,739	456
*	Altair Engineering Inc. Class A	8,051	442
*	NetScout Systems Inc.	12,608	433
	Xerox Holdings Corp.	22,626	426
*	Cargurus Inc. Class A	16,801	425
*	DigitalOcean Holdings Inc.	8,606	420
*	Yelp Inc. Class A	14,076	414
*	Bumble Inc. Class A	14,521	414
*	Digital Turbine Inc.	16,030	408
*	Sprout Social Inc. Class A	8,003	408
*	Allscripts Healthcare Solutions Inc.	22,486	384
	Amkor Technology Inc.	18,424	377
*	Covetrus Inc.	17,614	367
*	Upwork Inc.	20,045	366
	Pegasystems Inc.	7,342	364
*	PagerDuty Inc.	14,212	350
*	Appfolio Inc. Class A	3,400	341
	Progress Software Corp.	7,066	341

		Shares	Market Value ($000)
*	TechTarget Inc.	4,500	320
*	Appian Corp.	6,649	318
	CSG Systems International Inc.	5,101	317
	Xperi Holding Corp.	17,700	291
*	Momentive Global Inc.	23,880	291
*	LiveRamp Holdings Inc.	11,247	288
	Methode Electronics Inc.	6,300	284
*	Everbridge Inc.	6,700	277
*	E2open Parent Holdings Inc.	33,906	274
*	Asana Inc. Class A	12,433	270
*	Duck Creek Technologies Inc.	13,100	243
*	Magnite Inc.	22,100	243
	Shutterstock Inc.	3,958	238
*	Fastly Inc. Class A	18,140	237
*	Jamf Holding Corp.	9,006	232
*	3D Systems Corp.	21,163	229
*	Monday.com Ltd.	2,000	227
*	Fiverr International Ltd.	5,353	226
*	Stratasys Ltd.	11,176	223
*	DoubleVerify Holdings Inc.	10,006	223
*	Cerence Inc.	6,656	211
	CTS Corp.	5,038	205
*	Schrodinger Inc.	7,700	199
*	C3.ai Inc. Class A	10,300	195
*	ScanSource Inc.	4,896	190
*	LivePerson Inc.	11,200	188
*	PROS Holdings Inc.	6,868	187
*,1	IonQ Inc.	31,948	184
*	Allegro MicroSystems Inc.	6,800	175
*	JFrog Ltd.	9,200	172
*	Consensus Cloud Solutions Inc.	3,107	149
	Ebix Inc.	4,571	133
*	BigCommerce Holdings Inc.	7,100	132
*,1	MicroVision Inc.	28,000	101
*	Yext Inc.	19,447	99
*	Global-e Online Ltd.	4,771	92
*	Bandwidth Inc. Class A	3,900	82
*	Cognyte Software Ltd.	11,300	80
*	N-able Inc.	7,337	73
*	Avaya Holdings Corp.	14,191	52
	SolarWinds Corp.	4,438	52
*	Vroom Inc.	24,900	36
*,2	Yandex NV Class A	54,882	—
			1,816,093
Telecommunications (3.2%)
	Verizon Communications Inc.	748,533	38,392
	Comcast Corp. Class A	802,200	35,521
	Cisco Systems Inc.	752,861	33,916
	AT&T Inc.	1,273,685	27,117
*	T-Mobile US Inc.	105,107	14,010
*	Charter Communications Inc. Class A	21,471	10,884
	Motorola Solutions Inc.	29,591	6,502
*	Arista Networks Inc.	43,096	4,408
	Lumen Technologies Inc.	181,437	2,221
*	Roku Inc.	20,917	1,985
	Juniper Networks Inc.	56,400	1,730
*	Ciena Corp.	27,507	1,398
*	Liberty Global plc Class A	52,074	1,266

		Shares	Market Value ($000)
	Cable One Inc.	916	1,194
*	Lumentum Holdings Inc.	13,009	1,120
*	DISH Network Corp. Class A	43,959	1,004
*	Liberty Global plc Class C	38,471	978
*	Vonage Holdings Corp.	44,887	869
*	Viavi Solutions Inc.	42,089	609
	Cogent Communications Holdings Inc.	8,136	491
*	Frontier Communications Parent Inc.	17,806	462
*	Altice USA Inc. Class A	35,982	409
*	Calix Inc.	9,330	345
	InterDigital Inc.	4,955	324
	Telephone & Data Systems Inc.	17,869	317
*	Plantronics Inc.	7,330	289
	Ubiquiti Inc.	1,100	288
*	CommScope Holding Co. Inc.	34,543	259
*	Liberty Latin America Ltd. Class C	26,571	253
*	EchoStar Corp. Class A	7,300	175
	Shenandoah Telecommunications Co.	7,600	175
*	8x8 Inc.	19,256	140
*	NETGEAR Inc.	5,364	102
*	Liberty Latin America Ltd. Class A	9,323	89
*,1	fuboTV Inc.	22,900	75
*	United States Cellular Corp.	1,921	59
			189,376
Utilities (0.6%)
	Waste Management Inc.	75,110	11,906
	Republic Services Inc.	37,545	5,025
	American Water Works Co. Inc.	32,437	4,906
	Atmos Energy Corp.	23,430	2,725
	Essential Utilities Inc.	40,708	1,883
	Southwest Gas Holdings Inc.	11,689	1,089
*	Sunrun Inc.	36,127	944
	ONE Gas Inc.	9,702	844
*	Stericycle Inc.	16,458	832
*	Clean Harbors Inc.	8,837	825
	New Jersey Resources Corp.	17,678	812
*	Evoqua Water Technologies Corp.	21,052	749
	Spire Inc.	9,428	738
	Ormat Technologies Inc.	8,183	687
*	Casella Waste Systems Inc. Class A	8,852	634
	South Jersey Industries Inc.	17,909	624
	California Water Service Group	10,060	540
*	Sunnova Energy International Inc.	14,600	292
	Northwest Natural Holding Co.	5,200	282
	SJW Group	4,368	270
*	Harsco Corp.	13,234	110
			36,717
Total Common Stocks (Cost $5,682,180)			5,891,064

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $22,764)	0.854%	227,665	22,764
Total Investments (100.0%) (Cost $5,704,944)				5,913,828
Other Assets and Liabilities—Net (0.0%)				1,045
Net Assets (100%)				5,914,873
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,532,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,978,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	113	23,342	(523)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,891,064	—	—	5,891,064
Temporary Cash Investments	22,764	—	—	22,764
Total	5,913,828	—	—	5,913,828

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	523	—	—	523
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.